JPMorgan Global Allocation Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
60% MSCI ACWI INDEX (Net Total Return) / 40% BLOOMBERG GLOBAL AGGREGATE EX CHINA INDEX-UNHEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.60%	5.79%	7.62%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	14.25%	3.97%	6.32%
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.11%	2.28%	5.05%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.58%	2.51%	4.59%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	14.52%	4.23%	6.59%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	14.74%	4.48%	6.86%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.96%	4.64%	6.98%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	15.05%	4.75%	7.06%